Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net change in unrealized gains and losses on availableforsale securities, taxes	$ 261	$ 414	$ 641	$ 1,099	$ 615